BUSINESS AND SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business and Segment Reporting [Abstract]
Business and Segment Reporting

Note 5 — Business and Segment Reporting:

The Company has three reportable segments: International Crude Tankers, International Product Carriers and U.S. Flag vessels. Income/(loss) from vessel operations for segment purposes is defined as income/(loss) from vessel operations before general and administrative expenses, technical management transition costs, severance and relocation costs and gain/(loss) on disposal of vessels. The accounting policies followed by the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements.

Information about the Company’s reportable segments as of and for the three months ended March 31, 2016 and 2015 follows:

	International
	Crude	Product
Three months ended	Tankers	Carriers	Other	U.S.	Totals
March 31, 2016:
Shipping revenues	$91,063	$37,613	$-	$115,080	$243,756
Time charter equivalent revenues	87,364	37,345	-	112,213	236,922
Depreciation and amortization	12,976	6,843	262	23,002	43,083
Gain/(loss) on disposal of vessels and other property	201	-	(30)	(14)	157
Income/(loss) from vessel operations	52,321	9,060	(106)	30,465	91,740
Equity in income of affiliated companies	8,972	-	2,648	(15)	11,605

Investments in and advances to affiliated companies at March 31, 2016	286,582	15,143	49,740	38	351,503
Total assets at March 31, 2016	1,129,510	502,202	49,740	967,594	2,649,046
Expenditures for vessels and vessel improvements	-	-	-	58	58
Payments for drydockings	1,383	1,007	-	3,527	5,917

March 31, 2015:
Shipping revenues	73,417	43,941	92	116,092	233,542
Time charter equivalent revenues	66,821	43,517	92	111,212	221,642
Depreciation and amortization	12,445	6,977	471	17,226	37,119
Gain/(loss) on disposal of vessels and other property	7	(5)	1,133	(62)	1,073
Income/(loss) from vessel operations	31,991	14,276	(408)	37,527	83,386
Equity in income of affiliated companies	8,457	-	3,961	(6)	12,412
Investments in and advances to affiliated companies at March 31, 2015	274,042	14,027	43,304	38	331,411
Total assets at March 31, 2015	1,165,123	536,343	43,304	1,014,235	2,759,005
Payments for drydockings	1,814	23	-	6,039	7,876

Reconciliations of time charter equivalent (“TCE”) revenues of the segments to shipping revenues as reported in the consolidated statements of operations follow:

	Three Months Ended
	March 31,
	2016	2015
Time charter equivalent revenues	$236,922	$221,642
Add: Voyage expenses	6,834	11,900
Shipping revenues	$243,756	$233,542

Consistent with general practice in the shipping industry, the Company uses time charter equivalent revenues, which represents shipping revenues less voyage expenses, as a measure to compare revenue generated from a voyage charter to revenue generated from a time charter. Time charter equivalent revenues, a non-GAAP measure, provides additional meaningful information in conjunction with shipping revenues, the most directly comparable GAAP measure, because it assists Company management in making decisions regarding the deployment and use of its vessels and in evaluating their financial performance.

Reconciliations of income from vessel operations of the segments to income before reorganization items and income taxes, as reported in the condensed consolidated statements of operations follow:

	Three Months Ended
	March 31,
	2016	2015
Total income from vessel operations of all segments	$91,740	$83,386
General and administrative expenses	(17,349)	(19,282)
Technical management transition costs	-	(40)
Severance and relocation costs	-	(5)
Gain on disposal of vessels, including impairments	157	1,073
Consolidated income from vessel operations	74,548	65,132
Equity in income of affiliated companies	11,605	12,412
Other income	2,574	73
Interest expense	(22,659)	(28,569)
Reorganization items, net	17,910	(3,487)
Income before income taxes	$83,978	$45,561

Reconciliations of total assets of the segments to amounts included in the condensed consolidated balance sheets follow:

As of March 31,	2016	2015

Total assets of all segments	$2,649,046	$2,759,005
Corporate unrestricted cash(1)	402,005	477,321
Corporate restricted cash(1)	14,576	118,010
Other unallocated amounts	4,994	46,037
Consolidated total assets	$3,070,621	$3,400,373

(1) As of March 31, 2016 and 2015, OBS and its subsidiaries had unrestricted cash balances of $134,044 and $124,968, respectively, and OIN and its subsidiaries had unrestricted cash balances of $239,420 and $246,413, respectively. Of the restricted cash balances, $8,989 and $77,999 were held by OIN as of March 31, 2016 and 2015, respectively. The remaining balances were held by the Parent Company, OSG.

NOTE 5 — BUSINESS AND SEGMENT REPORTING:

The Company is engaged primarily in the ocean transportation of crude oil and petroleum products in both the international market and the U.S. Flag trades through the ownership and operation of a diversified fleet of vessels. The shipping industry has many distinct market segments based, in large part, on the size and design configuration of vessels required and, in some cases, on the flag of registry. Rates in each market segment are determined by a variety of factors affecting the supply and demand for vessels to move cargoes in the trades for which they are suited. Tankers are not bound to specific ports or schedules and therefore can respond to market opportunities by moving between trades and geographical areas. The Company charters its vessels to commercial shippers and U.S. and foreign governments and governmental agencies primarily on voyage charters and on time charters.

The Company has three reportable segments: International Crude Tankers, International Product Carriers and U.S. Flag vessels. Income/(loss) from vessel operations for segment reporting is defined as income/(loss) from vessel operations before general and administrative expenses, technical management transition costs, severance and relocation costs, goodwill and intangible assets impairment charges, and gain/(loss) on disposal of vessels, including impairment charges. The accounting policies followed by the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements.

Information about the Company’s reportable segments as of and for each of the years in the three year period ended December 31, 2015 follows:

	International
	Crude	Product
	Tankers	Carriers	Other	U.S.	Totals
2015
Shipping revenues	$324,703	$172,931	$-	$466,872	$964,506
Time charter equivalent revenues	304,182	171,608	-	449,058	924,848
Depreciation and amortization	51,347	28,763	1,272	76,431	157,813
Gain/(loss) on disposal of vessels, including impairments	(31)	3,231	1,229	(178)	4,251
Income/(loss) from vessel operations	157,840	56,746	(905)	142,573	356,254
Equity in income of affiliated companies	34,358	-	11,188	3,783	49,329
Investments in and advances to affiliated companies at December 31, 2015	276,839	13,793	54,259	3,827	348,718
Total assets at December 31, 2015	1,148,361	505,353	54,819	993,867	2,702,400
Expenditures for vessels and vessel improvements	91	873	-	53	1,017
Payments for drydockings	13,842	6,886	-	41,323	62,051
2014
Shipping revenues	363,331	153,665	22	440,416	957,434
Time charter equivalent revenues	228,295	118,669	22	414,373	761,359
Depreciation and amortization	56,210	26,850	2,114	66,584	151,758
Gain/(loss) on disposal of vessels, including impairments	8,017	(44)	1,970	589	10,532
Income/(loss) from vessel operations	65,532	3,429	(1,877)	121,649	188,733
Equity in income of affiliated companies	30,925	-	7,040	3,390	41,355
Investments in and advances to affiliated companies at December 31, 2014	277,816	11,334	42,286	3,427	334,863
Total assets at December 31, 2014	1,191,490	551,693	42,286	1,030,121	2,815,590
Expenditures for vessels and vessel improvements	1,437	20,017	-	10,958	32,412
Payments for drydockings	5,286	6,792	-	25,739	37,817
2013
Shipping revenues	352,871	229,202	3,286	430,637	1,015,996
Time charter equivalent revenues	209,876	149,349	3,225	400,878	763,328
Depreciation and amortization	76,086	30,226	2,818	67,146	176,276
Gain/(loss) on disposal of vessels,
including impairments	(328,146)	(38,395)	117	1,167	(365,257)
Goodwill and other intangibles impairment charge	(16,214)	-	-	-	(16,214)
Income/(loss) from vessel operations	(17,806)	22,510	(3,104)	113,433	115,033
Equity in income/(loss) of affiliated companies	29,746	-	7,542	3,606	40,894
Investments in and advances to affiliated companies at December 31, 2013	271,009	4,505	44,278	3,535	323,327
Total assets at December 31, 2013	1,356,796	565,387	44,591	1,040,541	3,007,315
Expenditures for vessels and vessel improvements	26,106	7,619	(3)	2,655	36,377
Payments for drydockings	8,003	2,270	-	11,751	22,024

The joint venture with four LNG Carriers is included in Other along with one chartered-in Chemical Carrier, which was redelivered to its owners in October 2013. The joint venture with two floating storage and offloading service vessels is included in the International Crude Tankers Segment.

Reconciliations of time charter equivalent revenues of the segments to shipping revenues as reported in the consolidated statements of operations follow:

For the year ended December 31,	2015	2014	2013
Time charter equivalent revenues	$924,848	$761,359	$763,328
Add: Voyage expenses	39,658	196,075	252,668
Shipping revenues	$964,506	$957,434	$1,015,996

Consistent with general practice in the shipping industry, the Company uses time charter equivalent revenues, which represents shipping revenues less voyage expenses, as a measure to compare revenue generated from a voyage charter to revenue generated from a time charter. Time charter equivalent revenues, a non-GAAP measure, provides additional meaningful information in conjunction with shipping revenues, the most directly comparable GAAP measure, because it assists Company management in making decisions regarding the deployment and use of its vessels and in evaluating their financial performance.

Reconciliations of income from vessel operations of the segments to income/(loss) before reorganization items and income taxes, as reported in the consolidated statements of operations follow:

For the year ended December 31,	2015	2014	2013
Total income from vessel operations of all segments	$356,254	$188,733	$115,033
General and administrative expenses	(79,169)	(83,716)	(97,663)
Technical management transition costs	(39)	(3,427)	-
Severance and relocation costs	-	(17,020)	(3,097)
Goodwill and other intangibles impairment charge	-	-	(16,214)
Gain/(loss) on disposal of vessels, including impairments	4,251	10,532	(365,257)
Consolidated income/(loss) from vessel operations	281,297	95,102	(367,198)
Equity in income of affiliated companies	49,329	41,355	40,894
Other income/(expense)	(26,171)	426	849
Interest expense	(113,335)	(232,491)	(350)
Income/(loss) before reorganization items and income taxes	$191,120	$(95,608)	$(325,805)

Reconciliations of total assets of the segments to amounts included in the consolidated balance sheets follow:

At December 31,	2015	2014

Total assets of all segments	$2,702,400	$2,815,590
Corporate unrestricted cash (1)	502,836	389,226
Corporate restricted cash(1)	19,572	123,178
Other unallocated amounts	5,603	58,444
Consolidated total assets	$3,230,410	$3,386,438

(1)

As of December 31, 2015 and 2014, OBS and its subsidiaries had unrestricted cash balances of $178,583 and $93,523, respectively, and OIN and its subsidiaries had unrestricted cash balances of $308,858 and $178,240, respectively. Of the restricted cash balances, $8,989 and $70,093 were held by OIN as of December 31, 2015 and 2014, respectively. The remaining balances were held by the Parent Company, OSG.

Certain additional information about the Company’s operations for each of the years in the three year period ended December 31, 2015 follows:

		International
	Consolidated	Flag	U.S. Flag
2015
Shipping revenues	$964,506	$497,634	$466,872
Total vessels, deferred drydock and other property at
December 31, 2015	2,180,100	1,277,486	902,614
2014
Shipping revenues	$957,434	$517,018	$440,416
Total vessels, deferred drydock and other property at
December 31, 2014	2,275,630	1,348,044	927,586
2013
Shipping revenues	$1,015,996	$585,359	$430,637
Total vessels, deferred drydock and other property at
December 31, 2013	2,416,600	1,466,970	949,630